Financing Receivables	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Financing Receivables

Note 3. Financing Receivables

Sunlight recognizes receivables primarily related to (a) advances that Sunlight remits to contractors to facilitate the installation of residential solar and home improvement equipment and (b) loans and loan participations. Loans and loan participations primarily include Sunlight’s undivided 5.0% participation in certain Indirect Channel Loans and Indirect Channel Loans purchased from its Bank Partner. The following tables summarize Sunlight’s financing receivables and changes thereto:

		Loans and Loan
	Advances(a)	Participations(b)	Total
December 31, 2021 (Successor)
Amounts outstanding	$67,077	$4,875	$71,952
Unamortized discount	—	(414)	(414)
Allowance for credit losses	(238)	(148)	(386)
Carrying value	$66,839	$4,313	$71,152
December 31, 2020 (Predecessor)
Amounts outstanding	$35,401	$6,351	$41,752
Unamortized discount	—	(893)	(893)
Allowance for credit losses	(121)	(125)	(246)
Carrying value	$35,280	$5,333	$40,613
(a)	Represents advance payments made by Sunlight to certain contractors, generally on a short-term basis, in anticipation of a project’s substantial completion, including a $9.0 million advance to a Sunlight contractor not associated with specific installation projects at December 31, 2021.
(b)	Represents (i) Sunlight’s 5.0% participation interest in a pool of residential solar loans with an aggregate UPB of $4.6 million and $6.0 million at December 31, 2021 and December 31, 2020, respectively, and (ii) Indirect Channel Loans purchased by Sunlight with an aggregate UPB of $0.3 million and $0.4 million at December 31, 2021 and December 31, 2020, respectively. No loans or loan participations were individually evaluated for impairment at December 31, 2021 or December 31, 2020.

	Successor	Predecessor
	For the Period		For the Year
	July 10, 2021	For the Period	Ended
	to December	January 1, 2021	December 31,
	31, 2021	to July 9, 2021	2020
Allowance for Credit Losses — Advances
Beginning Balance	$—	$121	$215
Provision for credit losses	358	90	(94)
Realized losses	(120)	—	—
Ending Balance	$238	$211	$121

Allowance for Credit Losses — Loans and Loan Participations
Beginning Balance	$—	$125	$96
Provision for credit losses	859	1,082	1,444
Realized losses	(711)	(1,096)	(1,415)
Ending Balance	$148	$111	$125

Changes in Carrying Value — Loans and Loan Participations
Beginning Balance	$5,105	$5,333	$5,130
Purchases, net(a)	716	1,170	2,839
Proceeds from principal repayments, net	(710)	(832)	(1,316)
Accretion of loan discount	61	123	124
Provision for credit losses	(859)	(1,082)	(1,444)
Ending Balance	$4,313	$4,712	$5,333
(a)	During the year ended December 31, 2020, Sunlight purchased (i) 5.0% participation interests in 1,007 loans with an aggregate UPB of $1.6 million as well as (ii) 49 Indirect Channel Loans with an aggregate UPB $1.2 million. During the periods July 10, 2021 through December 31, 2021 and January 1, 2021 through July 9, 2021, Sunlight purchased (i) 5.0% participation interests in 0 and 54 loans with an aggregate UPB of $0.0 million and $0.1 million as well as (ii) 20 and 51 Indirect Channel Loans with an aggregate UPB of $0.4 million and $1.1 million, respectively.

Advances — The following section presents certain characteristics of Sunlight’s advances.

Risk Ratings — As further described in Note 2, management evaluates Sunlight’s advances for impairment using risk ratings assigned on a scale of “1” (low risk) through “5” (higher risk). The following table allocates the advance amount outstanding based on Sunlight’s internal risk ratings:

		Total
			Amount	% of Amount
Risk Tier(a)		Contractors	Outstanding	Outstanding
December 31, 2021 (Successor)
1	Low risk	76	$14,575	21.7%
2	Low-to-medium risk	77	38,955	58.1
3	Medium risk	17	13,547	20.2
4	Medium-to-high risk	—	—	—
5	Higher risk	—	—	—
		170	$67,077	100.0%
December 31, 2020 (Predecessor)
1	Low risk	78	$18,072	51.0%
2	Low-to-medium risk	56	16,700	47.2
3	Medium risk	4	604	1.7
4	Medium-to-high risk	—	—	—
5	Higher risk	3	25	0.1
		141	$35,401	100.0%
(a)	At December 31, 2021 and December 31, 2020, the average risk rating of Sunlight’s advances was 2.0 (“low-to-medium risk”) and 1.5 (“low-to-medium risk”), weighted by total advance amounts outstanding.

Delinquencies — The following table presents the payment status of advances held by Sunlight:

	Amount	% of Amount
Payment Delinquency	Outstanding(a)	Outstanding
December 31, 2021 (Successor)
Current	$54,586	94.0%
Less than 30 days	1,956	3.4
30 days	534	0.9
60 days	361	0.6
90+ days(b)	640	1.1
	$58,077	100.0%
December 31, 2020 (Predecessor)
Current	$29,132	82.3%
Less than 30 days	3,137	8.9
30 days	1,424	4.0
60 days	672	1.9
90+ days(b)	1,036	2.9
	$35,401	100.0%
(a)	Excludes a $9.0 million advance to a Sunlight contractor not associated with specific installation projects and was not delinquent at December 31, 2021.
(b)	As further discussed in Note 2, Sunlight generally evaluates amounts delinquent for 90 days or more for impairment. Advances to contractors may remain outstanding as a result of operational and various other factors that are unrelated to the contractor’s creditworthiness. Sunlight assessed advances 90 days or more, along with other factors that included the contractor’s risk tier and historical loss experience, and established loss allowances of $0.2 million and $0.1 million at December 31, 2021 and December 31, 2020, respectively.

Concentrations — The following table presents the concentration of advances, by counterparty:

	Successor		Predecessor
	December 31, 2021		December 31, 2020
	Amount		Amount
Contractor	Outstanding	% of Total	Outstanding	% of Total
1	$20,894	31.1%	$6,425	18.1%
2	12,470	18.6	295	0.8
3	9,496	14.2	10,429	29.5
4	2,610	3.9	437	1.2
5	2,571	3.8	36	0.1
6	2,093	3.1	1,812	5.1
7	1,745	2.6	141	0.4
8	855	1.3	712	2.0
9	633	0.9	—	—
10	570	0.8	—	—
Other(a)	13,140	19.7	15,114	42.8
	$67,077	100.0%	$35,401	100.0%
(a)	At December 31, 2021 and December 31, 2020, Sunlight recorded advances receivable from 160 and 131 counterparties not individually listed in the table above with average balances of $0.1 million and $0.1 million, respectively. At December 31, 2020, Sunlight recorded advances receivable from individual counterparties of $2.6 million, $0.6 million, $0.6 million, $0.5 million, and $0.5 million that represent the largest advance concentrations included in “Other,” based on the amount outstanding.

Loans and Loan Participations — The following section presents certain characteristics of Sunlight’s investments in loans and loan participations. Unless otherwise indicated, loan participation amounts are shown at Sunlight’s 5% interest in the underlying loan pool.

Delinquencies — The following table presents the payment status of loans and loan participations held by Sunlight:

	Loan Participations		Bank Partner Loans		Total
Payment Delinquency(a)	Loans	UPB	Loans	UPB	Loans	UPB	% of UPB
December 31, 2021 (Successor)
Current	3,780	$4,442	14	$268	3,794	$4,710	96.6%
Less than 30 days	73	96	1	11	74	107	2.2
30 days	15	23	—	—	15	23	0.5
60 days	10	14	—	—	10	14	0.3
90+ days	7	9	1	12	8	21	0.4
	3,885	$4,584	16	$291	3,901	$4,875	100.0%
December 31, 2020 (Predecessor)
Current	4,409	$5,760	16	$319	4,425	$6,079	95.7%
Less than 30 days	116	174	—	—	116	174	2.7
30 days	22	38	1	23	23	61	1.0
60 days	7	11	—	—	7	11	0.2
90+ days	10	14	1	12	11	26	0.4
	4,564	$5,997	18	$354	4,582	$6,351	100.0%
(a)	As further described in Note 2, Sunlight places loans delinquent greater than 90 days on nonaccrual status. Such Loans had carrying values of $0.0 million and $0.0 million at December 31, 2021 and December 31, 2020, respectively. Sunlight does not consider the average carrying values and interest income recognized (including interest income recognized using a cash-basis method) material.

Loan Collateral Concentrations — The following table presents the UPB of Balance Sheet Loans, including Sunlight’s relevant participation percentage of the Indirect Channel Loans underlying the participation interests held by Sunlight, based upon the state in which the borrower lived at the time of loan origination:

	Successor		Predecessor
	December 31, 2021		December 31, 2020
State	UPB	% of Total	UPB	% of Total
Texas	$930	19.1%	$1,203	18.9%
California	867	17.8	1,111	17.5
Florida	423	8.7	555	8.7
New York	325	6.7	403	6.3
New Jersey	302	6.2	376	5.9
Arizona	220	4.5	312	4.9
Pennsylvania	202	4.1	274	4.3
Massachusetts	201	4.1	223	3.5
South Carolina	178	3.7	234	3.7
Missouri	135	2.8	228	3.6
Other(a)	1,092	22.3	1,432	22.7
	$4,875	100.0%	$6,351	100.0%
(a)	Sunlight only participates in residential solar loans originated within the United States, including 31 and 31 states not individually listed in the table above, none of which individually amount to more than 2.6% and 2.7% of the UPB at December 31, 2021 and December 31, 2020, respectively.